Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories - Schedule Of Inventories
Raw materials	€ 893	€ 1,098
Unfinished products	201	320
Finished goods and products	2,971	1,759
Inventories	€ 4,065	€ 3,177